Income Taxes (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012 state	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Income tax refunds					$ 23,800,000
Payments for income taxes						2,800,000	26,800,000
Income tax provision (benefit)	1,251,000	(1,924,000)	(26,000)	1,427,000	(1,796,000)	17,295,000	5,794,000
Effective tax rate	39.20%	50.80%	648.00%	30.20%	40.90%	40.50%	17.50%
Federal statutory rate	35.00%	35.00%	35.00%	35.00%	35.00%	35.00%	35.00%
Numer of states, generating majority of revenue					2
Charge for change in intangible drilling cost estimate					900,000
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward					11,300,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward					74,900,000
State and Local Jurisdiction [Member] | 2016 Expiration [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward					292,000
Expiration of net operating loss carryforward					2016
State and Local Jurisdiction [Member] | 2021 Expiration [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward					$ 135,000
Expiration of net operating loss carryforward					2021
Minimum [Member] | Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Expiration of net operating loss carryforward					2028
Minimum [Member] | State and Local Jurisdiction [Member] | Remaing Amounts [Member]
Operating Loss Carryforwards [Line Items]
Expiration of net operating loss carryforward					2023
Maximum [Member] | State and Local Jurisdiction [Member] | Remaing Amounts [Member]
Operating Loss Carryforwards [Line Items]
Expiration of net operating loss carryforward					2032